Financial instruments - Undiscounted Non-derivative Financial Liabilities and Contractual Maturities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Not later than one month [member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 191,298	$ 92,991
Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	223,885	181,475
Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	25,475	23,204
Later than one year and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 1,718,475	$ 2,006,530